Wilson Bank Holding Company - Parent Company Financial Information - Statements of Earnings and Comprehensive Earnings - Parent Company Only (Parenthetical) (Detail) (USD $)
In Thousands, unless otherwise specified
12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Parent Company Only Financial Information [Line Items]
Reclassification adjustment for net gains included in net earnings, taxes	$ 30	$ 100	$ 73
Wilson Bank Holding Company [Member]
Parent Company Only Financial Information [Line Items]
Unrealized gains (losses) on available-for-sale securities arising during period, net of taxes	4,231	1,158	2,685
Reclassification adjustment for net gains included in net earnings, taxes	$ 30	$ 100	$ 73